Loans - Recorded Investment in Financing Receivable Modified as TDR Within 12 Month (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) contracts	Dec. 31, 2014 USD ($) contracts	Dec. 31, 2013 USD ($) contracts
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	67	86	132
Recorded Investment | $	$ 2,854	$ 2,009	$ 7,379
Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	1	4	11
Recorded Investment | $	$ 1	$ 206	$ 771
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	1	1	11
Recorded Investment | $	$ 626	$ 302	$ 2,839
SEPH commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	0	0	0
Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	0	0	0
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	0	0	0
Recorded Investment | $	$ 0
Installment
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	0	0	1
Recorded Investment | $	$ 0		$ 10
Commercial
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	3	1	4
Recorded Investment | $	$ 1,005	$ 3	$ 1,683
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	12	14	26
Recorded Investment | $	$ 682	$ 810	$ 1,533
HELOC
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	1	2	0
Recorded Investment | $	$ 5	$ 160
Installment
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	2	2	5
Recorded Investment | $	$ 101	$ 12	$ 72
Leases
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	47	62	74
Recorded Investment | $	$ 434	$ 516	$ 471
Leases
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	0	0	0
Recorded Investment | $	$ 0